Fair Value Measurement (Details) - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Cash and cash equivalents	$ 3,747	$ 813
Short term deposits	22,195	26,507
Restricted cash	306	413
Total financial assets	26,248	27,733
Level 1 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Cash and cash equivalents		813
Short term deposits		26,507
Restricted cash		413
Total financial assets		27,733
Level 2 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Cash and cash equivalents
Short term deposits
Restricted cash
Total financial assets
Level 3 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Cash and cash equivalents
Short term deposits
Restricted cash
Total financial assets